Share-Based Compensation - Schedule of RSU and PSU Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Grant Date Fair Value
Reversal of share-based compensation expense		$ (239,011)	$ (99,870)	$ (60,936)
Restricted stock units
Number of Shares
Beginning balance (in shares)		44,601,586
Granted (in shares)		27,481,638
Vested (in shares)		(16,427,162)
Forfeited (in shares)		(6,968,538)
Ending balance (in shares)		48,687,524	44,601,586
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 7.49
Granted (in dollars per share)		16.92	$ 7.79	$ 6.47
Vested (in dollars per share)		8.50
Forfeited (in dollars per share)		9.25
Ending balance (in dollars per share)		$ 12.23	$ 7.49
Total fair value, RSUs granted		$ 139,600	$ 76,300	$ 50,400
Adjustment for shares granted during period due to administrative freeze on issuances (in shares)		178,021
Share-based compensation expense recognized based on awards expected to vest and modification-date fair value	$ 3,884	$ 2,132
Restricted stock units | As Previously Reported
Number of Shares
Beginning balance (in shares)		25,591,913
Ending balance (in shares)			25,591,913
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 13.06
Ending balance (in dollars per share)			$ 13.06
Restricted stock units | Retroactive conversion of shares due to Business Combination
Number of Shares
Beginning balance (in shares)		19,009,673
Ending balance (in shares)			19,009,673
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ (5.57)
Ending balance (in dollars per share)			$ (5.57)
Restricted stock units | Revision of prior period, reclassification adjustment
Weighted Average Grant Date Fair Value
Reversal of share-based compensation expense	$ 1,237
Performance stock units
Number of Shares
Beginning balance (in shares)		0
Granted (in shares)		23,141,462
Vested (in shares)		0
Forfeited (in shares)		(171,066)
Ending balance (in shares)		22,970,396	0
Weighted Average Grant Date Fair Value
Granted (in dollars per share)		$ 9.50
Forfeited (in dollars per share)		7.50
Ending balance (in dollars per share)		$ 9.52